Long-Term Debt - 320 Million Term Loan Facility and 55 Million Revolving Credit Facility with DNB (Details) - USD ($) $ in Millions		1 Months Ended
	Jun. 02, 2023	Jan. 31, 2024	Sep. 30, 2023	Apr. 30, 2013	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2018	Apr. 30, 2014
Long-Term Debt
Revolving credit facility amount				$ 20.0
Repayment of outstanding debt				$ 118.9
$320 million loan facility
Long-Term Debt
Loan facility amount					$ 320.0	$ 320.0	$ 320.0
$55 million revolving credit facility with DNB
Long-Term Debt
Loan facility amount					55.0	55.0
Revolving credit facility amount							$ 55.0
$240 million loan facility
Long-Term Debt
Loan facility amount	$ 240.0				240.0
Senior secured term	5 years
$172.5 million loan facility
Long-Term Debt
Loan facility amount					$ 172.5	$ 172.5		$ 172.5
Repayment of outstanding debt		$ 10.4	$ 10.2